Consolidated Statement of Cash Flows (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement of cash flows [abstract]
Proceeds from debentures issued by subsidiaries	₨ 4,478	₨ 15,331
Interest paid, capitalized	₨ 9,853	₨ 4,437